SALARIES AND EMPLOYEES BENEFITS - (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SALARIES AND EMPLOYEES BENEFITS
Salaries	S/ 1,959,399	S/ 1,816,939	S/ 1,738,913
Vacations, medical assistance and others	286,129	360,334	336,609
Bonuses	271,712	264,171	248,704
Social security	209,782	200,935	184,489
Additional participation	165,859	243,787	233,146
Workers' profit sharing	164,716	252,850	228,786
Severance indemnities	151,725	151,945	142,363
Share-based payment plans	103,632	120,062	106,865
Total	S/ 3,312,954	S/ 3,411,023	S/ 3,219,875